Income Taxes (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Income Taxes [Abstract]
Income tax payable	$ 297,991	$ 299,018
Net deferred tax asset	0	$ 0
Net operating loss	$ 16,800,000